ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2018
Parent Company [Member]
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY

STUDIO CITY INTERNATIONAL HOLDINGS LIMITED

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data)

	December 31,
	2018	2017
ASSETS

CURRENT ASSETS
Cash and cash equivalents	$5,970	$14
Bank deposit with original maturity over three months	—	5,000
Restricted cash	—	21,703
Amounts due from subsidiaries	1	129
Prepaid expenses and other current assets	—	24

Total current assets	5,971	26,870

INVESTMENTS IN SUBSIDIARIES	843,472	491,284

LOAN TO A SUBSIDIARY	—	225,000

OTHER LONG-TERM ASSETS	—	4,270

TOTAL ASSETS	$849,443	$747,424

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES
Accrued expenses and other current liabilities	$5,925	$4,302
Amounts due to affiliated companies	—	70
Amounts due to subsidiaries	46	3,009

Total current liabilities	5,971	7,381

TOTAL LIABILITIES	5,971	7,381

SHAREHOLDERS’ EQUITY

Class A ordinary shares, par value $0.0001; 1,927,488,240 shares authorized; 241,818,016 and 181,279,400 shares issued and outstanding	24	18
Class B ordinary shares, par value $0.0001; 72,511,760 shares authorized; 72,511,760 and nil shares issued and outstanding	7	—
Additional paid-in capital	1,655,602	1,512,705
Accumulated other comprehensive (loss) income	(14,063)	488
Accumulated losses	(798,098)	(773,168)

Total shareholders’ equity	843,472	740,043

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$849,443	$747,424

STUDIO CITY INTERNATIONAL HOLDINGS LIMITED

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars)

	Year Ended December 31,
	2018	2017	2016
REVENUE	$—	$—	$—

OPERATING COSTS AND EXPENSES
General and administrative	(133)	(412)	(174)
Property charges and other	—	—	(852)

Total operating costs and expenses	(133)	(412)	(1,026)

OPERATING LOSS	(133)	(412)	(1,026)

NON-OPERATING INCOME (EXPENSES)
Interest income	102	129	17
Foreign exchange gains, net	616	—	—
Share of results of subsidiaries	(22,183)	(76,154)	(241,780)

Total non-operating expenses, net	(21,465)	(76,025)	(241,763)

LOSS BEFORE INCOME TAX	(21,598)	(76,437)	(242,789)
INCOME TAX EXPENSE	—	—	—

NET LOSS	$(21,598)	$(76,437)	$(242,789)

STUDIO CITY INTERNATIONAL HOLDINGS LIMITED

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(In thousands of U.S. dollars)

	Year Ended December 31,
	2018	2017	2016
Net loss	$(21,598)	$(76,437)	$(242,789)
Other comprehensive (loss) income:
Foreign currency translation adjustments, before and after tax	(14,551)	—	—
Changes in fair values of interest rate swap agreements, before and after tax	—	—	61

Other comprehensive (loss) income	(14,551)	—	61

Total comprehensive loss	$(36,149)	$(76,437)	$(242,728)

STUDIO CITY INTERNATIONAL HOLDINGS LIMITED

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year Ended December 31,
	2018	2017	2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	$(2,346)	$(321)	$(1,142)

CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(423,553)	(6)	(2,088)
Withdrawal of bank deposit with original maturity over three months	5,000	—	—
Placement of bank deposit with original maturity over three months	—	(5,000)	—

Net cash used in investing activities	(418,553)	(5,006)	(2,088)

CASH FLOW FROM A FINANCING ACTIVITY
Net proceeds from issuance of share capital	405,152	—	—

Cash provided by a financing activity	405,152	—	—

NET DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(15,747)	(5,327)	(3,230)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	21,717	27,044	30,274

CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	$5,970	$21,717	$27,044

NON-CASH FINANCING ACTIVITY
Offering expenses capitalized for the issuance of share capital included in accrued expenses and other current liabilities	$5,943	$—	$—

RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH TO THE CONDENSED BALANCE SHEETS

	December 31,
	2018	2017
Cash and cash equivalents	$5,970	$14
Restricted cash	—	21,703

Total cash, cash equivalents and restricted cash	$5,970	$21,717

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